APRIL 30, 1999 (UNAUDITED)


Chase Vista
Equity Funds

SEMI-ANNUAL REPORT


SMALL CAP EQUITY
FUND

LARGE CAP EQUITY
FUND

BALANCED FUND


[CHASE VISTA LOGO]

CHASE VISTA FUNDS(SM)

SAEQ1-3-699

                                   Highlights

U.S. equity markets advanced despite significant market volatility during the period, and the bond market enjoyed strong performance thanks to falling interest rates.

o Strong cash flows into mutual funds, high consumer confidence and generally good corporate earnings were among the positive factors that helped propel stock prices higher.

o Worries over global economic uncertainty subsided, except for temporary concerns over Brazil's economy early in 1999.

o Interest rates edged higher on stronger-than-expected economic data, particularly in February and late April.

                                    CONTENTS

Chairman's Letter                                                              3

Chase Vista Small Cap Equity Fund
  Fund Commentary o Portfolio of Investments                                   4

Chase Vista Large Cap Equity Fund
  Fund Commentary o Portfolio of Investments                                  15

Chase Vista Balanced Fund
  Fund Commentary o Portfolio of Investments                                  26

Financial Statements                                                          43

Notes to Financial Statements                                                 46

Financial Highlights                                                          53

--------------------------------------------------------------------------------
         INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR
     ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED
       BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
      INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF
                         THE PRINCIPAL AMOUNT INVESTED
--------------------------------------------------------------------------------

                                Chase Vista Funds
                                Chairman's Letter

                                                                    June 1, 1999
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista U.S. Equity Funds for the six-month period ended April 30, 1999:
     o Small Cap Equity Fund
     o Large Cap Equity Fund
     o Balanced Fund

Stocks Register Strong Investment Results

Bolstered by a healthy domestic economy, improving corporate earnings and relatively low inflation, stocks registered solid performance during the period. Strong cash flows into mutual funds and high consumer confidence also contributed positively to performance. Stocks of large, well-established companies were among the market's better performers. Small capitalization stocks started the period strongly, came under pressure in early 1999, but rebounded late in the period. Value stocks came back into vogue late in April, as investors began to gravitate towards these securities due to their attractive valuations. Technology stocks recorded good investment results throughout much of the period; however, they were not immune to the impact of higher interest rates in February. Media stocks also enjoyed solid returns. Early in 1999, energy stocks experienced a rebirth of sorts thanks to higher oil prices. Late in the period, real estate investment trusts (REITs) also showed renewed strength. In February, when a spate of strong economic data pushed long-term interest rates to their highest levels since August 1998, defensive stocks, such as utilities and telecommunications, held up relatively well.

Bonds Pressured By Higher Interest Rates

The period began with long-term interest rates hovering near record lows, due largely to uneasiness over the state of the global economy. In October, however, those worries began to wane, causing rates to rise and putting pressure on fixed-income securities. In January, bonds rallied thanks primarily to renewed concerns over the global economy brought on by Brazil's economic troubles and its potential impact on the U.S. economy. However, when Brazil's difficulties abated in February, bond prices retreated as interest rate rose on strong economic data. Bonds got some relief in March, as economic reports were mixed. For example, while new job growth in the service sector was strong, durable goods orders were weak. In April, bonds performed reasonably well until the final day of the month. On April 30, two stronger-than-expected economic reports caused interest rates to spike: one was the Gross Domestic Product for the first quarter, showing growth of 4.5 percent; the other was the Purchasing Management Association of Chicago's robust report on business activity. For the period, the Federal Reserve Board reduced short-term interest rates only once (in November), following two rate cuts in September and October.

Sincerely,

/s/ Fergus Reid

Fergus Reid
Chairman
                                                                               |
                                                                             3 |
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
                        Chase Vista Small Cap Equity Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                      Objective     Capital Growth

            Primary investments     Small Cap Common Stocks

Suggested investment time frame     Long-Term

               Market benchmark     Russell 2000 Index

          Lipper Funds category     Small Company Growth Funds Average

                                    Class A           Class B         Class I
                                    -------           -------         -------
                 Inception date     12/20/94          3/28/95         5/7/96
               Newspaper symbol     Sm Cap            Sm Cap          Sm Cap
                     Net assets     $119.2 Million    $68.8 Million   $278.0 Million

Investment Style/Market Cap

-------------------------
                          Large
-------------------------
                          Med.
-------------------------
                          Small
-------------------------
Value   Blend   Growth

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

                       Chase Vista Small Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Small Cap Equity Fund, which seeks to provide capital growth by investing in small cap common stocks, had a total return of 8.89% (Class A shares, without sales charges) for the six-month period ended April 30, 1999.

How the Fund Was Managed

The Fund enjoyed strong performance early in the period buoyed by good stock selection and a favorable market environment created, in part, by the Federal Reserve Board's decision to adopt an easing monetary policy last fall. Technology and financial stocks were among the Fund's better performing sectors during this period. The Fund's decision to underweight energy, which lagged the market in the fourth quarter of 1998, also contributed positively to investment results.

In the second half of the period, the Fund's energy holdings helped performance. Fueling the rise in energy stock prices was an accord reached by Mideast oil ministers in March to limit oil supply. The Fund also benefited from the fact that investors turned their attention from high growth, high multiple stocks in favor of fundamentally sound companies with attractive valuations compared to the market, such as those in the portfolio. Utilities posted positive returns for shareholders, as well.

During the final three months of the period, the Fund experienced volatility as investors favored large-cap over small-cap stocks. The Fund's health care holdings also underperformed. While the tech sector enjoyed good returns during this period due to better-than-expected earnings, it was hindered by investor concerns regarding the growth prospects of personal computer manufacturers. The Fund's capital goods stocks benefited from improving global economic conditions. In the final weeks of the period, the Fund received good returns from consumer cyclical stocks, such as Pacific Sunwear and Ames Department Stores, and gaming stocks, such as Circus Circus and Station Casinos. In April, small cap stocks outperformed large caps.

Where the Fund May Be Headed

Looking ahead, we remain optimistic about the prospects for small cap stocks. Along with their relatively attractive valuations, these securities still offer above-average growth prospects compared to their large-cap brethren. We have also been heartened by the fact that small stocks have shown considerable strength periodically over the past six months, suggesting a sustained turnaround may be in the offing. Given this backdrop, we intend to use downturns in the small-cap arena as buying opportunities. However, since we believe the economy is likely to slow later in the year, we intend to be highly selective in adding new names to the portfolio. Our focus will be on companies that, in our judgment, have sound management, a good business plan and above-average prospects for increasing share within their markets.

                                                                               |
                                                                             5 |
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
                       Chase Vista Small Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

Cash/Other      (0.37%)
Investments    (99.63%)

What the Fund Invested In
Percentage of Total Portfolio Investments

Utilities (5.8%)    Transportation (1.7%)    Basic Materials (4.5%)
Capital Goods (5.1%)    Technology (16.7%)    Consumer Cyclicals (31.8%)
Real Estate Investment Trust (1.9%)    Insurance (4.3%)    Health Care (9.1%)
Consumer Staples (0.7%)    Energy (3.4%)    Financial (15.0%)

Top Ten Equity Holdings

 1. Metromedia Fiber Network, Inc. (1.80%) Provides high-bandwidth, fiber optic communications infrastructure to carrier and corporate/government customers in the United States and Europe.
 2. American Management Systems, Inc. (1.72%) Provides a range of consulting services. Services include business re-engineering, change management, systems integration and systems development and implementation.
 3. Microchip Technology, Inc. (1.68%) A supplier of field programmable eight-bit microcontrollers and related specialty memory products for high-volume embedded control applications.
 4. Pinnacle Holdings, Inc. (1.42%) Provides wireless communications rental tower space. The Company's customers include wireless communications providers, operators of private agencies and government agencies.
 5. Knight/Trimark Group, Inc. (1.31%) A market maker in NASDAQ securities and other over-the-counter equity securities. The Company markets approximately 6,700 equity securities.
 6. Manufactured Home Communities, Inc. (1.30%) A self-administered and managed equity real estate investment trust. The Trust owns and operates manufactured home communities for the placement of detached, single-family manufactured homes.
 7. Sierra Pacific Resources (1.29%) Provides electric service as well as natural gas and water service in Nevada.
 8. Metzler Group, Inc. (1.29%) Provides consulting services to energy based and other network and related industries to assist its clients as they face changing regulations.
 9. Universal Health Services, Inc. (1.27%) Owns and operates acute care hospitals, behavioral health centers, ambulatory surgery centers and women's centers.
10. Pentair, Inc. (1.25%) The Company produces electrical and electronic enclosures, professional tools and equipment and water products.

Top 10 equity holdings comprised 14.33% of the Fund's market value of investments. Fund holdings are subject to change at any time.

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

                       Chase Vista Small Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                    Since
                                                                  Inception
                                  1 Year          3 Year         (12/20/94)
                                 ---------      ----------      ------------
 Class A Shares
   Without Sales Charge           -14.66%          7.90%            21.75%
   With Sales Charge*             -19.57%          5.80%            20.11%
 Class B Shares
   Without CDSC                   -15.28%          7.16%            20.92%
   With CDSC**                    -19.49%          6.28%            20.68%
 Class I Shares                   -14.29%          8.32%            22.07%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
*  Sales charge for Class A shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and a 3% CDSC for the period since inception.
+ The Fund commenced operations on 12/20/94. Class B Shares and Class I Shares were introduced on 3/28/95 and 5/7/96, respectively. Investors should note that the information presented for Class B and Class I Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares and higher than Class I Shares.

                                                                               |
                                                                             7 |
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
                       Chase Vista Small Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Small Cap Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]

         Chase Vista        Lipper Small
          Small Cap        Company Growth         Russell 2000
         Equity Fund         Funds Avg.               Index

1994       9425               10000                  10000
1995       10805              10695                  10693.9
1996       17037.6            14988.2                14228.6
1997       16873.1            14478.7                14237.5
1998       25083.6            21110.8                20273.7
1999       21405.6            18726.8                18396.6

[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista Small Cap Equity Fund, the Lipper Small Company Growth Funds Average and the Russell 2000 Index from December 20, 1994 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 583 actively managed small company funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

The Chase Vista Small Cap Equity Fund (Class A & Class B shares) is closed to new investors.

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8 |
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

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

Shares      Issuer                                   Value
----------------------------------------------------------------
Long-Term Investments -- 94.7%
----------------------------------------------------------------
            Common Stock -- 94.7%
            ---------------------
            Advertising -- 1.5%
   133      Lamar Advertising Co.*                   $  4,455
   100      Outdoor Systems, Inc.*                      2,519
                                                     --------
                                                        6,974
                                                     --------
            Automotive -- 3.1%
   175      Dura Automotive Systems, Inc.*              5,009
   110      O'Reilly Automotive, Inc.                   5,032
   200      Tower Automotive, Inc.*                     4,600
                                                     --------
                                                       14,641
                                                     --------
            Banking -- 7.2%
    50      Centura Banks, Inc.                         2,978
   150      Chittenden Corp.                            4,313

    47      Cullen/Frost Bankers, Inc.                  2,557
   152      Investors Financial Services Corp.          5,529
   150      National Commerce Bancorporation            3,750
   200      Peoples Heritage Financial Group, Inc.      3,883
    60      U.S. Trust Corp.                            5,482
    76      Zions Bancorporation                        5,077
                                                     --------
                                                       33,569
                                                     --------
            Broadcasting -- 0.9%
    35      Heftel Broadcasting Corp.*                  1,903
    68      Westwood One, Inc.*                         2,312
                                                     --------
                                                        4,215
                                                     --------
            Business Services -- 13.2%
    74      Abacus Direct Corp.*                        5,476
   180      ACNielsen Corp.*                            5,018
   135      Affiliated Computer Services, Inc.,
            Class A*                                    5,164
   100      DeVRY, Inc.*                                2,638
   184      ITT Educational Services, Inc.*             4,507
    85      Lason Holdings, Inc.*                       3,363
   195      Maximus, Inc.*                              5,070
   217      Metzler Group, Inc.*                        6,049
   118      NCO Group, Inc.*                            3,833
   170      Nielsen Media Research, Inc.                4,654
   179      NOVA Corp. of Georgia*                      4,647

                       See notes to financial statements.
                                                                               |
                                                                             9 |
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

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares   Issuer                                    Value
---------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------
   140   Rental Service Corp.*                   $  3,159
   150   Quanta Services Inc.                       4,322
   125   United Rentals, Inc. *                     3,727
                                                 --------
                                                   61,627
                                                 --------
         Chemicals -- 2.5%
   100   MacDermid, Inc.                            4,194
   155   Spartech Corp.                             3,676
   280   Wellman Inc.                               4,009
                                                 --------
                                                   11,879
                                                 --------
         Computer Software -- 4.9%
   234   American Management Systems, Inc.*         8,044
   150   CSG Systems International, Inc.*           5,794
   100   Integrated Systems, Inc.*                  1,362
    10   Marimba, Inc.                                595
   123   Mastech Corp.*                             1,807
   170   Rational Software Corp.*                   5,036
                                                 --------
                                                   22,638
                                                 --------
         Computers/Computer Hardware -- 1.3%
   100   Maxwell Technologies, Inc.*                1,887
   140   Micros Systems, Inc.*                      4,130
                                                 --------
                                                    6,017
                                                 --------
         Construction Materials -- 0.5%
   215   Wilmar Industries, Inc.*                   2,607
                                                 --------
         Consumer Products -- 1.1%
   200   Furniture Brands International, Inc.*      5,013
                                                 --------
         Electronics/Electrical Equipment -- 9.8%
    67   Atmel Corp.*                               1,223
   100   Cognex Corp.*                              2,900
   125   EG&G, Inc.                                 3,906
    35   Harmonic Inc.                              1,597
    80   ITI Technologies, Inc.*                    2,130
   166   Lam Research Corp.*                        5,213
   225   Microchip Technology, Inc.*                7,875
    50   Novellus Systems, Inc.                     2,362
    30   PMC--Sierra, Inc. *                        2,876
    89   Semtech Corp.                              2,913
    75   TranSwitch Corp.*                          3,300

                       See notes to financial statements.
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

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares   Issuer                                     Value
----------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------
    35   Uniphase Corp.*                          $  4,248
    50   Waters Corp.*                               5,256
                                                  --------
                                                    45,799
                                                  --------
         Engineering Services -- 0.5%
    55   Jacobs Engineering Group, Inc.*             2,169
                                                  --------
         Entertainment /Leisure -- 2.8%
   190   Cinar Films, Inc., Class B*                 3,966
   200   Circus Circus Enterprises Inc.*             4,213
   300   Station Casinos, Inc.                       4,931
                                                  --------
                                                    13,110
                                                  --------
         Environmental Services -- 0.7%
   133   Waste Connections, Inc.*                    3,508
                                                  --------
         Financial Services -- 3.4%

   100   Conning Corp.                               1,650
   100   EVEREN Capital Corp.                        2,938
   200   Federated Investors, Inc., Class B          3,213
    40   Knight/Trimark Group, Inc.*                 6,127
   100   MicroFinancial Inc.                         1,781
                                                  --------
                                                    15,709
                                                  --------
         Food/Beverage Products -- 0.7%
   215   Aurora Foods, Inc.*                         3,198
                                                  --------
         Health Care/Health Care Services -- 5.6%
   180   Alternative Living Services, Inc.*          4,005
   150   American Medical Security Group, Inc.*      2,241
    88   IMPATH, Inc.*                               2,190
    45   MedQuist, Inc.*                             1,541
   102   Novoste Corp.                               2,269
   130   Trigon Healthcare, Inc.*                    4,127
   115   Universal Health Services, Inc.,
         Class B*                                    5,958
   150   Ventana Medical Systems, NC*                3,656
                                                  --------
                                                    25,987
                                                  --------
         Home Building Construction -- 1.2%
   162   D.R. Horton, Inc.                           3,129
   100   Lennar Corp.                                2,419
                                                  --------
                                                     5,548
                                                  --------

                       See notes to financial statements.
                                                                               |
                                                                            11 |
                                                                               |

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares   Issuer                               Value
----------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------
         Insurance -- 2.9%
   170   Horace Mann Educators Corp.          $  3,867
   100   Protective Life Corp.                   3,919
   135   Reinsurance Group of America, Inc.      5,771
                                              --------
                                                13,557
                                              --------
         Internet Services/Software -- 0.8%
    54   EarthLink Network, Inc.*                3,723
                                              --------
         Machinery & Engineering Equipment -- 1.2%
   154   Applied Power, Inc., Class A            4,861
    38   Milacron, Inc.                            879
                                              --------
                                                 5,740
                                              --------
         Manufacturing -- 2.9%
   252   MotivePower Industries, Inc.*           4,300
   125   Pentair, Inc.                           5,875
   150   Westinghouse Air Brake Co.              3,347
                                              --------
                                                13,522
                                              --------
         Oil & Gas -- 3.4%
   150   BJ Services Co.*                        4,013
   240   Global Industries LTD*                  2,955
    84   J. Ray McDermott, SA*                   2,646
   175   Newfield Exploration Co.*               4,703
   150   Varco International, Inc.*              1,697
                                              --------
                                                16,014
                                              --------
         Paper/Forest Products -- 1.1%
   150   Chesapeake Corp.                        4,875
                                              --------
         Pharmaceuticals -- 3.6%
    70   IDEC Pharmaceuticals Corp.*             3,552
   167   King Pharmaceuticals, Inc.*             4,613
    45   PathoGenesis Corp.                        591
   200   Pharmaceutical Product Development,
         Inc.*                                   5,825
   125   Roberts Pharmaceutical Corp.            2,125
                                              --------
                                                16,706
                                              --------
         Printing & Publishing -- 0.7%
    71   Consolidated Graphics, Inc.*            3,014
                                              --------

                       See notes to financial statements.

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

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares   Issuer                                     Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
         Real Estate Investment Trust -- 1.9%
   150   Beacon Capital Partners Inc.*              $  2,269
    17   Healthcare Realty Trust, Inc.                   371
   240   Manufactured Home Communities, Inc.           6,075
                                                    --------
                                                       8,715
                                                    --------
         Retailing -- 6.8%
    60   99 Cents Only Stores*                         2,822
   125   Ames Department Stores, Inc.*                 4,367
    51   Cheap Tickets, Inc.*                          1,964
   100   Duane Reade Inc.*                             2,681
    75   Linens 'N Things, Inc.*                       3,431
   125   Pacific Sunwear of California*                4,637
   200   Rent-Way, Inc.*                               5,450
    50   The Men's Wearhouse, Inc.                     1,369

    35   The Wet Seal, Inc.                            1,426
   125   Williams-Sonoma, Inc.                         3,625
                                                    --------
                                                      31,772
                                                    --------
         Shipping/Transportation -- 1.7%
   165   Coach USA, Inc.*                              3,919
    55   Hub Group, Inc., Class A*                     1,251
    50   Mark VII, Inc.*                                 712
   113   Swift Transportation Co., Inc.*               2,067
                                                    --------
                                                       7,949
                                                    --------
         Steel -- 1.0%
   175   AK Steel Holding Corp.                        4,550
                                                    --------
         Telecommunications -- 4.2%
    90   ICG Communications, Inc.*                     1,986
   100   Metromedia Fiber Network, Inc., Class A*      8,425
   325   Pinnacle Holdings Inc.                        6,662
    32   Rhythms NetConnections Inc.                   2,607
                                                    --------
                                                      19,680
                                                    --------
         Utilities -- 1.6%
   170   Sierra Pacific Resources                      6,056
    46   TNP Enterprises, Inc.                         1,444
                                                    --------
                                                       7,500
                                                    --------
         Total Common Stock                          441,525
         (Cost $366,122)                            --------

                       See notes to financial statements.

                                                                               |
                                                                            13 |
                                                                               |

Chase Vista Small Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                     Value
------------------------------------------------------------
          Long-Term Investments -- (continued)
------------------------------------------------------------
          Poison Pill Rights -- 0.0%
          --------------------------
          Banking --
     47   Cullen/Frost Bankers Inc., Expires
            07/25/99                                $      0
          (Cost $0)
------------------------------------------------------------
          Total Long-Term Investments                441,525
          (Cost $366,122)
------------------------------------------------------------

 Principal
  Amount
------------------------------------------------------------
                  Short-Term Investments -- 5.9%
------------------------------------------------------------
           Corporate Floating Rate Notes -- 4.3%
           --------------------------------------
           Insurance -- 4.3%
             General American Life Insurance Co.,
$20,000        5.10%, 03/01/00                        20,000
                                                    --------
           Total Corporate Floating Rate Notes
           (Cost $20,000)

           Repurchase Agreement -- 1.6%
           ----------------------------
  7,306     Greenwich Capital Markets, Inc., 4.93%,
            due 05/03/99, (Dated 04/30/99,
              Proceeds $7,309, Secured by FNMA
              CMO, $18,897 due 07/18/27; Market
              Value $7,452)                            7,306
            (Cost $7,306)
------------------------------------------------------------
           Total Short-Term Investments               27,306
           (Cost $27,306)
------------------------------------------------------------
           Total Investments -- 100.6%              $468,831
           (Cost $393,428)
------------------------------------------------------------

* -- Non-income producing security.

CMO -- Collateralized Mortgage Obligation.

FNMA -- Federal National Mortgage Association.

                       See notes to financial statements.
   |
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

                       Chase Vista Large Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

Fund Facts

             Objective     Capital Growth

   Primary investments     Large Cap Common Stocks

  Suggested investment      Mid- to Long-Term
           time frame

      Market benchmark     S&P 500 Index

 Lipper Funds category     Growth Funds Average

                           Class A           Class B           Class C          Class I
                           -------           -------           -------          -------
        Inception date     5/8/96            5/7/96            11/12/98         11/30/90

      Newspaper symbol     Lrg Cap           Lrg Cap           Lrg Cap          Lrg Cap
            Net assets     $67.3 Million     $28.1 Million     $0.8 Million     $138.8 Million

Investment Style/Market Cap

-------------------------
                          Large
-------------------------
                          Med.
-------------------------
                          Small
-------------------------
Value   Blend   Growth

                                                                               |
                                                                            15 |
                                                                               |

                       Chase Vista Large Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Large Cap Equity Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 19.01% (Class A shares, without sales charges) for the six-month period ended April 30, 1999.

How the Fund Was Managed

Good stock selection and a healthy economic environment for equities enabled the Fund to post strong investment results early in the period. The favorable economic backdrop was facilitated by the Federal Reserve Board's decision to reduce short-term interest rates in November, the third rate cut in as many months, and a fairly consistent stream of positive economic data.

In late 1998, the Fund benefited from its exposure to technology stocks, which outperformed the broader market. EMC Corp., a data storage company, was one of the Fund's better performing tech stocks during this period. The Fund also enjoyed good investment results from financial stocks, such as BankAmerica. Other securities that contributed positively to performance included Alcoa, CBS, Dayton Hudson,

Union Pacific and Worldcom.

In February, the Fund, like all equity investments, came under pressure due to a sharp increase in interest rates brought on by stronger-than-expected economic data. Management's decision to maintain a higher-than-normal cash position during this period helped protect shareholder capital. Late in the period, the Fund increased its investment in capital goods, basic industries, utilities and financials. The Fund reduced its exposure to technology because many stocks in this group exceeded management's valuation targets.

Where the Fund May Be Headed

With inflation low and consumer confidence hovering near record levels, the economic backdrop for large-cap stocks remains positive. Despite a spike in interest rates on the final day of the reporting period, the interest-rate picture also remains constructive. Even the global economic backdrop has improved now that Japan's economy seems to have bottomed and emerging market economies are beginning to show signs of a sustained recovery. Of course, since valuations remain high, stock selection will remain a critically important component in delivering above-average investment results in the months ahead. Our emphasis will continue to be on sectors that have delivered good performance in recent months. However, since the longest running economic expansion since World War II may slow later this year, we intend to look for companies with good earnings growth potential regardless of prevailing economic conditions.

   |
16 |
   |

                       Chase Vista Large Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

Cash/Other            (1.04%)
Investments          (98.96%)

What the Fund Invested In

Utilities (10.7%)    Transportation (1.7%)    Basic Materials (6.6%)
Capital Goods (9.9%)    Technology (8.3%)    Consumer Cyclicals (19.1%)
Real Estate Investment Trust (1.4%)    Health Care (7.6%)
Consumer Staples (2.6%)    Energy (7.4%)    Financial (24.7%)

Percentage of Total Portfolio Investments

Top Ten Equity Holdings

 1. Waste Management, Inc. (1.68%) Provides waste management services. The company serves municipal, commercial, industrial and residential customers.
 2. Pharmacia & Upjohn, Inc. (1.63%) A research-based pharmaceutical company. The Company manufactures and markets health care and related products worldwide.
 3. Freddie Mac (1.56%) Supplies lenders with the money to make mortgages and packages the mortgages into marketable securities.
 4. Kroger Co. (1.49%) Operates supermarkets and convenience stores and processes food. Kroger also operates food processing facilities which supply private label products to the Company's supermarkets.
 5. Mobil Corp. (1.48%) Operates an oil and gas exploration and producing business. A global marketing and refining complex and a network of pipelines and tankers.
 6. Altera Corp. (1.47%) Designs, manufactures and markets programmable logic devices and associated development tools.
 7. Dayton-Hudson Corp. (1.44%) A general merchandise retailer, specializing in large-store formats, including discount stores, moderate-priced promotional stores and traditional department stores.
 8. Bank of America Corp. (1.42%) The Company provides retail banking, asset management, financial products, corporate finance and financial services.
 9. Office Depot, Inc. (1.41%) The Company sells branded merchandise and provides value-added business services primarily to small and medium-sized businesses and the home office market.
10. Coastal Corp. (1.38%) Gathers, markets, processes, stores and transmits gas, as well as refines, markets and distributes petroleum and chemicals.

Top 10 equity holdings comprised 14.96% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                                                                               |
                                                                            17 |
                                                                               |

                       Chase Vista Large Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                             Since
                                                                           Inception
                          1 Year           3 Years          5 Years        (11/30/90)
                         --------         ---------        ---------       ----------
 Class A Shares
  Without Sales Charge    15.61%            24.78%           23.21%          18.90%
  With Sales Charge*       8.96%            22.34%           21.76%          18.07%
 Class B Shares
  Without CDSC            14.98%            24.26%           22.90%          18.73%
  With CDSC**              9.98%            23.61%           22.73%          18.73%
 Class C Shares
  Without CDSC            14.65%            24.14%           22.83%          18.69%
  With CDSC***            13.65%            24.14%           22.83%          18.69%
 Class I Shares           16.07%            25.53%           23.65%          19.16%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.
* Sales Charge for Class A shares is 5.75%.
** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the period since inception. *** Assumes 1% CDSC for the one year period and 0% thereafter.
+ The Fund commenced operations on 11/30/90. Class A Shares, Class B Shares and Class C Shares were introduced on 5/8/96, 5/7/96 and 11/12/98, respectively. Investors should note that the information presented for Class A, B and C Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A, B and C Shares.

   |
18 |
   |

                       Chase Vista Large Cap Equity Fund

                              as of April 30, 1999
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Large Cap Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]

         Chase Vista
          Large Cap            S&P 500            Lipper Growth
         Equity Fund            Index               Funds Avg.
1990       10000               10000                 10000
1991       11656.2             11796.1               12198.9
1992       13178               13447.1               13978.6
1993       14210.5             14688.4               15306.1
1994       15114.8             16420.9               16609.6
1995       17080.1             19281                 18393.2
1996       22089.5             25098.1               23935.2
1997       26858               31398.2               26858
1998       7645.3              44287.5               37409.3
1999       43695.5             53947.4               42786.9

[End Line Chart

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Large Cap Equity Fund, the Lipper Growth Funds Average and the Standard and Poor's 500 Index from November 30, 1990 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The fund commenced operations on 11/30/90. Class A Shares, Class B Shares and Class C Shares were introduced on 5/8/96, 5/7/96 and 11/12/98, respectively. Investors should note that information presented for Class A, Class B and Class C Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A, Class B and Class C Shares. Additionally, annualized figures have been restated to reflect the initial 5.75% front-end sales charge (Class A Shares) and 5% contingent deferred sales charge (Class B Shares) and 1% contingent deferred sales charge (Class C Shares). Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Growth Funds Average represents thew average performance of a universe of 943 actively managed growth funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

                                                                               |
                                                                            19 |
                                                                               |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

Shares    Issuer                              Value
-----------------------------------------------------
Long-Term Investments -- 89.4%
-----------------------------------------------------
          Common Stock -- 89.4%
          ---------------------
          Aerospace -- 4.0%
     48   Allied-Signal, Inc.                $  2,820
     27   Boeing Co.                            1,097
     43   General Dynamics Corp.                3,021
     19   Raytheon Co., Class B                 1,335
      8   United Technologies, Corp.            1,159
                                             --------
                                                9,432
                                             --------
          Airlines -- 1.0%
     32   AMR Corp.*                            2,234
                                             --------
          Automotive -- 1.6%
     35   Ford Motor Co.                        2,238
     17   General Motors Corp.                  1,512
                                             --------
                                                3,750
                                             --------
          Banking -- 6.3%
     46   Bank of America Corp.                 3,320
     22   Bank One Corp.                        1,298
     29   Comerica, Inc.                        1,887
     20   First Union Corp.                     1,107
     29   Fleet Financial Group, Inc.           1,249
     16   Mellon Bank Corp.                     1,189
     27   National City Corp.                   1,937
     57   UnionBanCal Corp.                     1,945
     23   U.S. Bancorp                            852
                                             --------
                                               14,784
                                             --------
          Biotechnology -- 0.5%
     20   Amgen, Inc.*                          1,229
                                             --------
          Broadcasting -- 2.1%
     65   CBS Corp.                             2,962
     30   Comcast Corp., Special Class A        1,971
                                             --------
                                                4,933
                                             --------
          Chemicals -- 1.9%
     34   Air Products and Chemicals, Inc.      1,598
     10   Dow Chemical Co.                      1,312
     21   E. I. Du Pont de Nemours and Co.      1,483
                                             --------
                                                4,393
                                             --------

                       See notes to financial statements.
   |
20 |
   |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                     Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
          Computer Software -- 2.2%
    30    Computer Associates International         $  1,281
    15    Computer Sciences Corp.*                       864
    35    Compuware Corp.                                841
    30    Oracle Corp.*                                  812
    40    Unisys Corp.*                                1,257
                                                    --------
                                                       5,055
                                                    --------
          Computers/Computer Hardware -- 1.8%
    25    Compaq Computer Corp.*                         558
    20    EMC Corp.*                                   2,179
    23    Sun Microsystems, Inc.*                      1,376
                                                    --------
                                                       4,113
                                                    --------
          Construction Materials -- 0.9%
    73    Masco Corp.                                  2,144
                                                    --------

          Consumer Products -- 2.0%
    50    Fortune Brands, Inc.                         1,975
    80    Philip Morris Companies, Inc.                2,805
                                                    --------
                                                       4,780
                                                    --------
          Diversified -- 1.1%
    33    Tyco International LTD (Bermuda)             2,681
                                                    --------
          Electronics/Electrical Equipment -- 4.4%
    48    Altera Corp.*                                3,432
    40    Applied Materials, Inc.*                     2,145
    30    Micron Technology, Inc.                      1,114
    15    Motorola, Inc.                               1,162
    24    Texas Instruments, Inc.                      2,400
                                                    --------
                                                      10,253
                                                    --------
          Entertainment/Leisure -- 2.7%
    27    AT&T Corp., Liberty Media Group,
          Ser. A*                                      1,725
    32    Time Warner, Inc.                            2,240
    58    Viacom, Inc. Class B*                        2,371
                                                    --------
                                                       6,336
                                                    --------
          Environmental Services -- 1.7%
    70    Waste Management, Inc.                       3,931
                                                    --------

                       See notes to financial statements.

                                                                               |
                                                                            21 |
                                                                               |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares     Issuer                                    Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
           Financial Services -- 3.7%
      61   Associates First Capital Corp., Class A   $  2,682
      58   Freddie Mac                                  3,640
      15   Merrill Lynch & Co.                          1,259
      12   Morgan Stanley, Dean Witter and Co.          1,190
                                                     --------
                                                        8,771
                                                     --------
           Food/Beverage Products -- 2.5%
      21   Anheuser-Busch Companies, Inc.               1,499
      40   PepsiCo Inc.                                 1,477
      35   Quaker Oats Co.                              2,260
      36   The Pepsi Bottling Group, Inc.                 758
                                                     --------
                                                        5,994
                                                     --------
           Health Care/Health Care Services -- 3.9%
      23   Aetna Inc.                                   2,017
      24   Cigna Corp.                                  2,049
     150   HEALTHSOUTH Corp.*                           2,016
      60   Tenet Healthcare Corp.*                      1,417
      25   Wellpoint Health Networks, Inc.,
           Class A*                                     1,756
                                                     --------
                                                        9,255
                                                     --------
           Insurance -- 4.6%
      55   ACE, LTD                                     1,664
      55   Allstate Corp.                               2,001
      20   Hartford Life, Inc.                          1,020
      13   Loews Corp.                                    915
      17   Marsh & McLennan Companies, Inc.             1,302
      30   Travelers Property Casualty, Class A         1,035
      25   UNUM Corp.                                   1,366
      25   XL Capital LTD                               1,517
                                                     --------
                                                       10,820
                                                     --------
           Manufacturing -- 2.1%
      46   Ingersoll-Rand Co.                           3,183
      25   Johnson Controls, Inc.                       1,823
                                                     --------
                                                        5,006
                                                     --------
           Media/Advertising -- 0.5%
      15   Omnicom Group, Inc.                          1,087
                                                     --------

                       See notes to financial statements.

   |
22 |
   |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                 Value
--------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------
          Metals/Mining -- 1.9%
    51    Alcoa Inc.                            $  3,175
    60    Barrick Gold Corp.                       1,207
                                                --------
                                                   4,382
                                                --------
          Office/Business Equipment -- 0.7%
    30    Xerox Corp.                              1,762
                                                --------
          Oil & Gas -- 7.3%
    11    BP Amoco PLC ADR (United Kingdom)        1,245
    31    Burlington Resources, Inc.               1,428
    15    Chevron Corp.                            1,496
    84    Coastal Corp.                            3,213
    51    Halliburton Co.                          2,174
    33    Mobil Corp.                              3,457
    28    Schlumberger, LTD                        1,788

    15    Texaco, Inc.                               941
    30    Williams Companies, Inc.                 1,422
                                                --------
                                                  17,164
                                                --------
          Packaging -- 0.6%
    45    Owens-Illinois, Inc.*                    1,305
                                                --------
          Paper/Forest Products -- 2.2%
    14    Georgia-Pacific Corp.                    1,295
    25    Weyerhaeuser Co.                         1,678
    48    Willamette Industries, Inc.              2,244
                                                --------
                                                   5,217
                                                --------
          Pharmaceuticals -- 3.1%
    68    Pharmacia & Upjohn, Inc.                 3,808
    45    Schering-Plough Corp.                    2,174
    20    SmithKline Beecham PLC, ADR (United
          Kingdom)                                 1,314
                                                --------
                                                   7,296
                                                --------
          Printing & Publishing -- 1.0%
    70    New York Times Co., Class A              2,415
                                                --------
          Real Estate Investment Trust -- 1.5%
    49    Equity Office Properties Trust           1,345
    20    Equity Residential Properties Trust        925

                       See notes to financial statements.
                                                                               |
                                                                            23 |
                                                                               |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares     Issuer                                Value
--------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------
     40   Public Storage, Inc.                  $  1,115
                                                --------
                                                   3,385
                                                --------
          Retailing -- 6.8%
     50   Dayton-Hudson Corp.                      3,366
     32   Federated Department Stores*             1,494
    100   K-Mart Corp.                             1,487
     64   Kroger Co.*                              3,476
    150   Office Depot, Inc.*                      3,300
     32   Safeway, Inc.*                           1,726
     40   TJX Companies, Inc.                      1,332
                                                --------
                                                  16,181
                                                --------
          Shipping/Transportation -- 0.8%
     30   Union Pacific Corp.                      1,800
                                                --------
          Telecommunications -- 5.6%
     44   AT&T Corp.                               2,218
     21   Bell Atlantic Corp.                      1,210
     50   BellSouth Corp.                          2,238
     36   GTE Corp.                                2,410
     32   MCI WorldCom, Inc.*                      2,630
     20   Sprint Corp.                             2,051
     10   Sprint Corp. (PCS Group)*                  424
                                                --------
                                                  13,181
                                                --------
          Telecommunications Equipment -- 1.4%
     57   General Instrument Corp.                 2,080
     11   Tellabs, Inc.                            1,205
                                                --------
                                                   3,285
                                                --------
          Toys & Games -- 0.5%
     35   Hasbro, Inc.                             1,194
                                                --------
          Utilities -- 4.5%
     27   AES Corp.                                1,350
     42   CMS Energy Corp.                         1,848
     30   Consolidated Edison, Inc.                1,363
     47   FPL Group Inc.                           2,650
     64   Texas Utilities Co.                      2,544
     20   Unicom Corp.                               776
                                                --------
                                                  10,531
                                                --------

                       See notes to financial statements.
   |
24 |
   |

Chase Vista Large Cap Equity Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                 Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Total Common Stock                         $210,079
          (Cost $160,724)                            --------

          Poison Pill Rights -- 0.0%
          --------------------------
          Electronics/Electrical Equipment -- 0.0%
    18      Texas Instruments Inc., Expires 06/18/08        0
                                                     --------
          Manufacturing -- 0.0%
    42      Ingersoll-Rand Co., Expires 12/22/08            0
                                                     --------
          Total Poison Pill Rights                          0
          (Cost $0)
-------------------------------------------------------------
          Total Long-Term Investments                 210,079
          (Cost $160,724)
-------------------------------------------------------------


                                    Principal
                                      Amount
-------------------------------------------------------------
Short-Term Investment -- 9.9%
-------------------------------------------------------------
          Repurchase Agreement -- 9.9%
          ----------------------------
$23,378     Greenwich Capital Markets, Inc., 4.93%,
              due 05/03/99, (Dated 04/30/99,
              Proceeds $23,388, Secured by FNMA,
              $24,489 at 5.50% through 6.00%, due
              12/01/28 through 01/01/29; Market
              Value $23,848)                           23,378
              (Cost $23,378)
-------------------------------------------------------------
          Total Investments -- 99.3%                 $233,457
          (Cost $184,102)
-------------------------------------------------------------

* -- Non-income producing security.

ADR -- American Depositary Receipt.

FNMA -- Federal National Mortgage Association.

                       See notes to financial statements.
                                                                               |
                                                                            25 |
                                                                               |

                           Chase Vista Balanced Fund

                              as of April 30, 1999
                                  (unaudited)

Fund Facts

                      Objective     Capital Growth Plus Current Income

            Primary investments     Stocks, Bonds and Convertibles

Suggested investment time frame     Mid- to Long-Term

               Market benchmark     S&P 500 Index
                                    Lehman Aggregate Bond Index

          Lipper Funds category     Balanced Funds Average

                                    Class A          Class B         Class C
                                    -------          -------         -------
                 Inception date     11/4/92          11/4/93         11/23/98

               Newspaper symbol     Balance          Not listed      Not listed

                     Net assets     $119.4 Million   $28.9 Million   $0.2 Million

Investment Style/Market Cap             Average Maturity/Quality


Investment Style/Market Cap             Average Maturity/Quality

-------------------------               -------------------------
                          Large                                   High
-------------------------               -------------------------
                          Med.                                    Med.
-------------------------               -------------------------
                          Small                                   Low
-------------------------               -------------------------
Value   Blend   Growth                  Short     Int.     Long

   |
26 |
   |

                           Chase Vista Balanced Fund

                              as of April 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Balanced Fund, which seeks to provide capital growth plus current income by investing in a portfolio of high-quality stocks, bonds and convertible securities, had a total return of 13.2% (Class A shares, without sales charges) for the six-month period ended April 30, 1999.

How the Fund Was Managed

The Fund's exposure to equities bolstered performance, as equities continued to deliver solid investment returns. The Fund's fixed-income investments contributed positively to performance, but to a much lesser degree because of a general upturn in long-term interest rates.

Early in the period, the Fund benefited from its exposure to technology stocks, which posted strong returns. Investments in secondary stocks also helped lift returns, as these securities awakened from a long period of underperformance. Fixed-income securities fared relatively well on the heels of the Federal Reserve Board's decision to trim short-term interest rates in November, the third rate cut in as many months.

The Fund's investment in defensive stocks during a spike in interest rates in February helped performance as high-growth stocks came under pressure. Management used this pullback as an opportunity to increase its exposure to stocks with superior growth prospects selling at relatively attractive prices. During this period, consumer cyclicals, capital goods, energy, technology and emerging telecom posted solid gains for the Fund. In April, the Fund's exposure to value-oriented stocks boosted returns.

The Fund's fixed-income investments performed reasonably well midway through the period and throughout much of April. But during the first four months of 1999, bond prices have been affected by a general upward trend in interest rates brought on by stronger-than-expected economic data.

Where the Fund May Be Headed

Looking ahead, we believe the stock market should hold up well provided interest rates stabilize and inflation remains benign. While we continue to expect large-cap, value-oriented stocks to perform well, we believe secondary stocks are poised for a sustained rebound. The strong performance at the end of 1998 and their periodic spurts of solid investment results during the first four months of 1999 may suggest growing interest in their attractive valuations and superior growth prospects. Finally, if the economy slows, as we believe it will, interest rates should come down, a positive for stocks and bonds. As always, we will remain focused on high-quality securities in seeking above-average performance in the months ahead.

                                                                               |
                                                                            27 |
                                                                               |

                           Chase Vista Balanced Fund

                              as of April 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

Cash/Other      (0.77%)
Investments    (99.23%)

What the Fund Invested In
Percentage of Total Portfolio Investments

Utilities (10.5%)    Asset Backed Securities (1.6%)    Basic Materials  (2.3%)
Capital Goods (7.4%)    U.S. Treasury Securities (14.7%)
Consumer Cyclicals (11.2%)    Consumer Staples (2.4%)    Energy (3.7%)
U.S. Government Agency Obligations (1.4%)    Transportation (1.0%)
Technology (5.6%)    Real Estate Investment Trust (2.1%)    Financial (16.0%)
Mortgage Backed Securities (15.7%)    Health Care (4.4%)

Top Ten Equity Holdings

 1. Ingersoll-Rand (0.92%) Manufactures construction machinery and industrial equipment. The Company's products include air compressors, tools, pumps, bearings and automotive components.
 2. BellSouth Corp. (0.74%) Provides wireless communication services systems and products to the Southeastern U.S.
 3. Sprint Co. (0.72%) Operates a 100% digital, 100% personal cellular communication system nationwide wireless network serving 159 metropolitan markets in the United States.
 4. Kroger Co. (0.71%) Operates supermarkets and convenience stores and processes food. Kroger also operates food processing facilities which supply private label products to the Company's supermarkets.
 5. Coastal Corp. (0.67%) Gathers, markets, processes, stores and transmits gas, as well as refines, markets and distributes petroleum and chemicals.
 6. Equant NV (0.65%) Operates a data network and provides seamless international data network services to multinational businesses
 7. Zion Bancorporation (0.62%) Operates full-service banking offices. The company also offers a comprehensive array of investment, mortgage, insurance, and electronic commerce services.
 8. Mobil Corp. (0.61%) Operates, an oil and gas exploration and producing business. A global marketing and refining complex and a network of pipelines and tankers.
 9. Pharmacia & Upjohn, Inc. (0.59%) A research-based pharmaceutical company. The Company manufactures and markets health care and related products worldwide.
10. Bank of America Corp. (0.58%) The Company provides retail banking, asset management, financial products, corporate finance and financial services.

Top 10 equity holdings comprised 6.81% of the Fund's market value of investments. Fund holdings are subject to change at any time.

   |
28 |
   |

                           Chase Vista Balanced Fund

                              as of April 30, 1999
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                 Since
                                                               Inception
                                  1 Year         5 Years       (11/4/92)
                                 --------       ---------     ----------
 Class A Shares
   Without Sales Charge           11.32%          16.54%         15.02%
   With Sales Charge*              4.92%          15.17%         13.97%
 Class B Shares
   Without CDSC                   10.59%          15.72%         14.30%
   With CDSC**                     5.59%          15.49%         14.30%
 Class C Shares
   Without CDSC                   10.52%          15.71%         14.29%
   With CDSC***                    9.52%          15.71%         14.29%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.
*Sales Charge on Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and a 2% CDSC for the period since inception.
*** Assumes 1% CDSC for the one year period and 0% thereafter.
+ The Fund commenced operations on 11/4/92. Class B Shares were introduced on 11/4/93 and Class C Shares on 11/23/98. Investors should note that the information presented for Class B and Class C Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and Class C Shares.

                                                                               |
                                                                            29 |
                                                                               |

                           Chase Vista Balanced Fund

                              as of April 30, 1999
                                  (unaudited)
Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Balanced Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]

           Chase Vista
            Balanced      Lipper Balanced         S&P 500        Lehman Aggregate
              Fund           Funds Avg.           Index            Bond Index

1992         9425               10000              10000              10000
1993         10033.9            10455.3            10309.5            10651.5
1994         10564.5            10918.7            10858.5            10740.5
1995         11600.8            11857.7            12749.8            11527.1
1996         14102.3            14232.5            16596.4            12522.3
1997         16030.4            16025.4            20762.5            13409.4
1998         20402.9            20100.6            29285.7            14871.9
1999         22712.4            21909.4            35673.4            15803.8

[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Balanced Fund, the Lipper Balanced Funds Average, the S&P 500 Index and the Lehman Aggregate Bond Index from November 4, 1992 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Balanced Funds Average represents the average performance of a universe of 392 actively managed balanced funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-backed Securities Index and includes U.S. Treasury and agency issues and corporate and mortgage-backed bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

   |
30 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

Shares    Issuer                         Value
------------------------------------------------
Long-Term Investments -- 95.0%
------------------------------------------------
          Common Stock -- 49.4%
          ---------------------
          Aerospace -- 1.5%
     13   Allied-Signal, Inc.           $    734
     10   General Dynamics Corp.             703
     12   Sundstrand Corp.                   825
                                        --------
                                           2,262
                                        --------
          Airlines -- 0.4%
      8   AMR Corp.*                         558
                                        --------
          Automotive -- 0.4%
     10   Ford Motor Co.                     639
                                        --------
          Banking -- 3.3%
     12   Bank of America Corp.              868
      7   Bank One Corp.                     413

      5   Comerica, Inc.                     293
      7   Cullen/Frost Bankers, Inc.         356
      6   First Union Corp.                  332
     12   Fleet Financial Group, Inc.        495
      6   National City Corp.                395
      6   U.S. Bancorp                       222
     16   UnionBanCal Corp.                  546
     14   Zions Bancorporation               934
                                        --------
                                           4,854
                                        --------
          Broadcasting -- 0.9%
     18   CBS Corp.*                         809
     13   Westwood One, Inc.                 432
                                        --------
                                           1,241
                                        --------
          Business Services -- 0.7%
     13   ACNielsen Corp.*                   348
     13   Harte-Hanks, Inc.                  316
     15   Metzler Group, Inc.*               418
                                        --------
                                           1,082
                                        --------
          Chemicals -- 0.9%
      5   Dow Chemical Co.                   656
     18   Solutia Inc.                       439
     14   Wellman Inc.                       200
                                        --------
                                           1,295
                                        --------

                       See notes to financial statements.
                                                                               |
                                                                            31 |
                                                                               |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                     Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
          Computer Software -- 0.9%
     16   Computer Associates International         $    689
      6   Computer Sciences Corp.*                       328
      6   Mastech Corp.*                                  81
     10   Oracle Corp.*                                  271
                                                    --------
                                                       1,369
                                                    --------
          Computers/Computer Hardware -- 1.6%
      8   Compaq Computer Corp.*                         178
      5   EMC Corp.*                                     545
      3   International Business Machines Corp.          628
      5   Lexmark International Group, Inc., Class
          A (Germany)*                                   556
      9   Sun Microsystems, Inc.*                        538
                                                    --------
                                                       2,445
                                                    --------
          Construction -- 0.3%
     23   D.R. Horton, Inc.                              435
                                                    --------
          Construction Materials -- 0.3%
     15   Masco Corp.                                    441
                                                    --------
          Consumer Products -- 1.0%
     19   Fortune Brands, Inc.                           750
     22   Philip Morris Companies, Inc.                  771
                                                    --------
                                                       1,521
                                                    --------
          Diversified -- 0.5%
      9   Tyco International LTD (Bermuda)               691
                                                    --------
          Electronics/Electrical Equipment -- 1.4%
     15   Microchip Technology, Inc.*                    525
      5   Teradyne Inc.*                                 236
      7   Texas Instruments, Inc.                        735
      5   Uniphase Corp.*                                607
                                                    --------
                                                       2,103
                                                    --------
          Entertainment/Leisure -- 1.4%
     12   AT&T Corp., Liberty Media Group,
          Ser. A*                                        790
     12   Time Warner, Inc.                              840
     11   Viacom, Inc. Class B*                          450
                                                    --------
                                                       2,080
                                                    --------

                       See notes to financial statements.
   |
32 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                      Value
--------- ------------------------------------------- -----------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
          Environmental Services -- 0.8%
     16   Republic Services, Inc.                   $    329
     15   Waste Management, Inc.                         847
                                                    --------
                                                       1,176
                                                    --------
          Financial Services -- 2.3%
      7   Ambac Financial Group, Inc.                    423
     13   Associates First Capital Corp., Class A        596
     10   Freddie Mac                                    627
      6   Merrill Lynch & Co.                            504
      6   Morgan Stanley, Dean Witter and Co.            595
     15   Nationwide Financial Services, Inc.,
          Class A                                        672
                                                    --------
                                                       3,417
                                                    --------
          Food/Beverage Products -- 2.0%
      7   Anheuser-Busch Companies, Inc.                 475
     11   Diageo PLC ADR (United Kingdom)                507
     20   Keebler Foods, Co.*                            633
     16   PepsiCo Inc.                                   591
     11   Quaker Oats Co.                                710
                                                    --------
                                                       2,916
                                                    --------
          Health Care/Health Care Services -- 2.3%
      5   Aetna Inc.                                     395
      6   Cigna Corp.                                    523
     18   HCR Manor Care, Inc.*                          500
     50   HEALTHSOUTH Corp.*                             672
     17   Tenet Healthcare Corp.*                        402
      8   Universal Health Services, Inc., Class B*      399
      8   Wellpoint Health Networks, Inc.,
          Class A*                                       562
                                                    --------
                                                       3,453
                                                    --------
          Hotels/Other Lodging -- 0.4%
     23   Mirage Resorts, Inc.*                          516
                                                    --------
          Insurance -- 0.7%
     17   Allstate Corp.                                 633
     30   Reliance Group Holdings, Inc.                  225
      3   XL Capital LTD                                 194
                                                    --------
                                                       1,052
                                                    --------

                       See notes to financial statements.
                                                                               |
                                                                            33 |
                                                                               |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares   Issuer                              Value
--------------------------------------------------------
 Long-Term Investments -- (continued)
--------------------------------------------------------
          Internet Services/Software -- 1.1%
      4   At Home Corp., Ser. A*                $    576
      7   Critical Path, Inc.*                       647
      7   EarthLink Network, Inc.*                   483
                                                --------
                                                   1,706
                                                --------
          Manufacturing -- 1.6%
     20   Ingersoll-Rand Co.                       1,384
     10   Johnson Controls, Inc.                     729
      6   Pentair, Inc.                              263
                                                --------
                                                   2,376
                                                --------
          Media/Advertising -- 0.6%
     16   Nielsen Media Research, Inc.               438
      6   Omnicom Group, Inc.                        435
                                                --------
                                                     873
                                                --------
          Metals/Mining -- 0.5%
     13   Alcoa Inc.                                 778
                                                --------
          Office/Business Equipment -- 0.4%
      9   Xerox Corp.                                529
                                                --------
          Oil & Gas -- 3.8%
      6   BP Amoco PLC ADR (United Kingdom)          713
     27   Coastal Corp.                            1,014
      9   Exxon Corp.                                748
     12   Halliburton Co.                            512
      9   Mobil Corp.                                911
      7   Schlumberger, LTD                          415
      4   Texaco, Inc.                               251
     11   Tosco Corp.                                286
     17   Williams Companies, Inc.                   780
                                                --------
                                                   5,630
                                                --------
          Packaging -- 0.3%
     14   Owens-Illinois, Inc.*                      406
                                                --------
          Paper/Forest Products -- 0.8%
      5   Georgia-Pacific Corp.                      463
     15   Willamette Industries, Inc.                701
                                                --------
                                                   1,164
                                                --------

                       See notes to financial statements.
   |
34 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                Value
--------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------
          Pharmaceuticals -- 1.6%
      8   Bristol-Myers Squibb Co.              $    508
     16   Pharmacia & Upjohn, Inc.                   896
     14   Schering-Plough Corp.                      667
      6   SmithKline Beecham PLC, ADR
          (United Kingdom)                           361
                                                --------
                                                   2,432
                                                --------
          Printing & Publishing -- 0.5%
     20   New York Times Co., Class A                690
                                                --------
          Real Estate Investment Trust -- 2.1%
     15   AMB Property Corp.                         330
     50   Beacon Capital Partners Inc.*              756
     19   Equity Office Properties Trust             537
     10   Equity Residential Properties Trust        476

      4   Healthcare Realty Trust, Inc.               87
     21   Public Storage, Inc.                       580
     10   Spieker Properties, Inc.                   393
                                                --------
                                                   3,159
                                                --------
          Retailing -- 2.6%
      6   Dayton-Hudson Corp.                        404
     16   Federated Department Stores*               747
     25   K-Mart Corp.*                              372
     20   Kroger Co.*                              1,070
     38   Office Depot, Inc.*                        825
      9   Safeway, Inc.*                             485
                                                --------
                                                   3,903
                                                --------
          Shipping/Transportation -- 0.6%
     17   Coach USA, Inc.*                           404
      9   Union Pacific Corp.                        510
                                                --------
                                                     914
                                                --------
          Steel -- 0.4%
     22   AK Steel Holding Corp.                     559
                                                --------
          Telecommunications -- 6.0%
     20   American Tower Corp., Class A*             424
     16   AT&T Corp.                                 792
     25   BellSouth Corp.                          1,119

                       See notes to financial statements.
                                                                               |
                                                                            35 |
                                                                               |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                      Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
     11   Equant NV, New York Registered Shares
          (Netherlands)*                             $    982
      7   Frontier Corp.                                  386
     10   GTE Corp.                                       676
     10   MCI WorldCom, Inc.*                             822
     11   NEXTLINK Communications, Inc.,
          Class A*                                        806
     40   Pinnacle Holdings Inc.                          820
      9   Qwest Communications International
          Inc.*                                           769
     11   Sprint Corp.                                  1,086
      5   Sprint Corp. (PCS Group)*                       224
                                                     --------
                                                        8,906
                                                     --------
          Telecommunications Equipment -- 0.5%
     22   General Instrument Corp.                        803
                                                     --------
          Toys & Games -- 0.4%
     18   Hasbro, Inc.                                    614
                                                     --------
          Utilities -- 1.6%
     14   CMS Energy Corp.                                616
     10   FPL Group Inc.                                  569
     10   Pinnacle West Capital Corp.                     388
     20   Texas Utilities Co.                             795
                                                     --------
                                                        2,368
                                                     --------
          Total Common Stock                           73,356
          (Cost $52,177)                             --------

          Poison Pill Rights -- 0.0%
          --------------------------
          Banking -- 0.0%
      7     Cullen/Frost Bankers Inc.,
              Expires 07/25/99                              0
                                                     --------
          Consumer Products -- 0.0%
     11     Tosco Corp., Expires 12/06/08                   0
                                                     --------
          Electronics/Electrical Equipment -- 0.0%
      7     Texas Instruments Inc., Expires 06/18/08        0
                                                     --------
          Manufacturing -- 0.0%
     20     Ingersoll-Rand Co., Expires 12/22/08            0
                                                     --------
          Total Poison Pill Rights                          0
          (Cost $0)                                  --------

                       See notes to financial statements.
   |
36 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Shares    Issuer                                      Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Convertible Preferred Stock -- 0.8%
          -----------------------------------
          Food/Beverage Products -- 0.2%
     7      Suiza Capital Trust, 5.50% 04/01/28
             Series #                                $    259
                                                     --------
          Retailing -- 0.1%
     5      K-Mart Financing Inc., 7.75%, 06/15/16
             Series                                       253
                                                     --------
          Utilities -- 0.5%
     6    Houston Industries, Inc., 7.00%,
                    07/01/00 Series                       708
                                                     --------
          Total Convertible Preferred Stock             1,220
          (Cost $932)                                --------

   Principal
    Amount

          Corporate Notes & Bonds -- 9.9%
          -------------------------------
          Automotive -- 0.5%
   $750      Ford Motor Credit Co., 5.75%,
                    02/23/04                              740
                                                     --------
          Banking -- 1.1%
    600      First Union National Bank, 5.80%,
              12/01/08 @                                  573
    400      Korea Development Bank (South Korea),
              7.13%, 09/17/01 @                           401
    700      Sovereign Bancorp, Inc., 6.63%,
              03/15/01 @                                  702
                                                     --------
                                                        1,676
                                                     --------
          Business Services -- 0.0%
     50      Comdisco Inc., 5.95%, 04/30/02 @              50
                                                     --------
          Diversified -- 1.0%
            Tyco International Group, SA
             (Luxemburg), #
    650        5.88%, 11/01/04                            643
    800        6.88%, 01/15/29 @                          779
                                                     --------
                                                        1,422
                                                     --------

                       See notes to financial statements.
                                                                               |
                                                                            37 |
                                                                               |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Financial Services -- 2.4%
    600     Hartford Financial Services Group,
             6.38%, 11/01/08 @                       $    596
            Lehman Brothers Holdings Inc.,
    750      6.63%, 04/01/04 @                            752
    500      6.40%, 08/30/00 @                            503
    800     National Rural Utilities Cooperative
             Finance Corp., 5.50%, 01/15/05 @             782
  1,000     US West Capital Funding Inc., 6.50%,
             11/15/18 @                                   960
                                                     --------
                                                        3,593
                                                     --------
          Food/Beverage Products -- 0.7%
  1,000     Pepsi Bottling Group, Inc., # 7.00%,
             03/01/29 @                                   996
                                                     --------
          Industrial Components -- 0.7%
  1,000     Raytheon Corp., 5.95%, 03/15/01             1,003
                                                     --------
          Printing & Publishing -- 0.4%
    640     Washington Post Co., Class B, 5.50%,
             02/15/09                                     614
                                                     --------
          Retailing -- 1.00%
    500     Dayton Hudson Corp., 6.40%,
             02/15/03 @                                   507
    500     Kroger Co., 6.38%, 03/01/08 @                 494
    450     Saks, Inc., 7.38%, 02/15/19                   443
                                                     --------
                                                        1,444
                                                     --------
          Telecommunications -- 1.4%
  1,010     AT&T Corp., 6.50%, 03/15/29 @                 965
    660     Electrical Lightwave Inc., Class A, #
             6.05%, 05/15/04 @                            655
    480     GTE Northwest Inc., 5.55%,
             10/15/08 @                                   456
                                                     --------
                                                        2,076
                                                     --------
          Utilities -- 0.7%
    500     Carolina Power & Light Co., 5.95%,
             03/01/09                                     488

                       See notes to financial statements.
   |
38 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
    500   United Illuminating Co., 6.00%,
           12/15/03                                  $    490
                                                     --------
                                                          978
                                                     --------
          Total Corporate Notes & Bonds                14,592
          (Cost $14,794)                             --------

          Convertible Corporate Notes & Bonds -- 1.0%
          -------------------------------------------
          Computers/Computer Hardware -- 0.3%
    100     EMC Corp., # 3.25%, 03/15/02                  469
                                                     --------
          Environmental Services -- 0.2%
    250     Waste Management Inc., 4.00%,
             02/01/02                                      341
                                                     --------
          Health Care/Health Care Services -- 0.4%
    150     Alternative Living Services # 6.75%,
             06/30/06                                     142
            Assisted Living Concepts Inc., #
    400      6.00%, 11/01/02                              216
    300      5.63%, 05/01/03                              162
                                                     --------
                                                          520
                                                     --------
          Manufacturing -- 0.1%
    150     Tower Automotive, Inc., # 5.00%,
             08/01/04                                     161
                                                     --------
          Total Convertible Corporate Notes             1,491
          & Bonds (Cost $1,350)                      --------

          Mortgage Backed Securities -- 16.0%
          -----------------------------------
          Collateralized Mortgage Obligations -- 1.5%
    750     Federal Home Loan Mortgage Corp.
             6.00%, 04/01/04                              750
  1,000     Structured Asset Securities Corp., Ser.
             1998-8, Class M2, FRN, 5.54%,
             08/25/28 @                                   980
    500     Willowbrook Finance Corp., Ser. 1997-1,
             Class B, FRN, # 5.22%, 05/15/02              495
                                                     --------
                                                        2,225
                                                     --------

                       See notes to financial statements.

                                                                               |
                                                                            39 |
                                                                               |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Commercial Mortgage Backed
           Securities -- 1.7%
    700     Bear Stearns Commercial Mortgage
             Securities, Ser. 1999-C1, Class A2,
             6.02%, 02/14/09                         $    680
  1,835     GS Mortgage Securities Corp. II, Ser.
             1998-GLII, Class A1, 6.31%,
             04/13/31                                   1,845
                                                     --------
                                                        2,525
                                                     --------
          Residential Mortgage Backed Pass Through
          Securities -- 12.8%
            Federal National Mortgage Association,
  3,227       Pool 252093, 6.50%, 11/01/28              3,206
  1,847       Pool 252339, 6.00%, 03/01/29              1,789
  1,400       Pool 252435, 6.00%, 04/01/14              1,387
  3,250       Pool 323614, 6.50%, 02/01/14              3,276
  3,187       Pool 323633, 7.00%, 03/01/29              3,229
  2,747       Pool 484753, 6.50%, 03/01/29              2,729
  3,250       TBA, 7.50%, 03/01/29                      3,340
                                                     --------
                                                       18,956
                                                     --------
          Total Mortgage Backed Securities             23,706
          (Cost $23,750)                             --------

          Asset Backed Securities -- 1.6%
          -------------------------------
    500     Citibank Credit Card Master Trust, Ser.
             1998-2A, 6.05%, 01/15/10                     495
    409     Mid-State Trust, Ser. 6, Class A4, 7.79%,
             07/01/35                                     401
  1,500     Ocwen Mortgage Loan Asset Backed
             Certificates, Ser. 1998-OFS1, Class
             M1, FRN, 5.45%, 04/25/29                   1,485
                                                     --------
          Total Asset Backed Securities                 2,381
          (Cost $2,410)                              --------

                       See notes to financial statements.
   |
40 |
   |

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          U. S. Treasury Securities -- 14.9%
          ----------------------------------
            U. S. Treasury Notes and Bonds,
  5,000      4.50%, 09/30/00 @                       $  4,962
  1,500      5.00%, 02/28/01                            1,498
  1,500      4.88%, 03/31/01                            1,494
  3,500      5.25%, 08/15/03 @                          3,498
  1,500      4.75%, 02/15/04                            1,470
  1,000      6.13%, 08/15/07                            1,046
  1,500      7.25%, 05/15/16 @                          1,716
  1,300      8.13%, 08/15/19 @                          1,634
  3,800      6.13%, 11/15/27 @                          3,934
    975      5.25%, 11/15/28                              902
                                                     --------
          Total U. S. Treasury Securities              22,154
          (Cost $22,662)                             --------

          U. S. Government Agency Obligations -- 1.4%
          -------------------------------------------
    500     Federal Home Loan Mortgage Corp.,
             5.13%, 10/15/08                              472
            Federal National Mortgage Association,
  1,000      5.75%, 02/15/08                              994
    600      5.13%, 02/13/04                              587
                                                     --------
          Total U. S. Government Agency
          Obligations                                   2,053
          (Cost $2,080)
-------------------------------------------------------------
          Total Long-Term Investments                 140,953
          (Cost $120,155)
-------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Short-Term Investment -- 6.5%
-------------------------------------------------------------
          Repurchase Agreement -- 6.5%
          ----------------------------------------
  9,671     Greenwich Capital Markets, Inc., 4.93%,
             due 05/03/99, (Dated 04/30/99,
             Proceeds $9,675, Secured by FHLMC
             Gold $9,690 at 6.50%, due 04/01/29;
             Market Value $9,868)                    $  9,671
          (Cost $9,671)
-------------------------------------------------------------
          Total Investments -- 101.5%                $150,624
          (Cost $129,826)
-------------------------------------------------------------

* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

@ -- All or a portion of this security is segregated.

ADR -- American Depositary Receipt.

FRN -- Floating Rate Note: The maturity date shown is the actual maturity date: the rate shown is the rate in effect at April 30, 1999.

                       See notes to financial statements.
   |
42 |
   |

Chase Vista Funds
Statement of Assets and Liabilities April 30, 1999 (unaudited)
(Amounts in Thousands)
--------------------------------------------------------------------------------

                                                   Small Cap       Large Cap
                                                    Equity          Equity           Balanced
                                                     Fund            Fund              Fund
                                                   ---------       ----------       ----------
ASSETS:
  Investment securities, at value (Note 1).....    $ 468,831       $  233,457       $  150,624
  Cash ........................................           --                1               --
  Receivables:
   Investment securities sold .................          744            1,494              161
   Interest and dividends .....................          244              180              776
   Fund shares sold ...........................          752              768              210
  Other assets ................................           12                2               15
                                                   ---------       ----------       ----------
     Total Assets .............................      470,583          235,902          151,786
                                                   ---------       ----------       ----------
LIABILITIES:
  Payables:
   Investment securities purchased ............        3,261              329            3,027
   Trust shares redeemed ......................          678              280               75
  Accrued liabilities: (Note 2)
   Investment advisory fees ...................          245               --               60
   Administration fees ........................           57                9               18
   Shareholder servicing fees .................           17               47               14
   Distribution fees ..........................           67               29               41
   Custodian ..................................           20               10               16
   Other ......................................          205              192               75
                                                   ---------       ----------       ----------
     Total Liabilities ........................        4,550              896            3,326
                                                   ---------       ----------       ----------

NET ASSETS:
  Paid in capital .............................      358,094          161,744          117,286
  Accumulated undistributed net
   investment income (loss) ...................         (851)             178               66
  Accumulated undistributed net
   realized gain on investment and
   futures transactions .......................       33,387           23,729           10,310
  Net unrealized appreciation of
   investments ................................       75,403           49,355           20,798
                                                   ---------       ----------       ----------
   Total Net Assets ...........................    $ 466,033       $  235,006       $  148,460
                                                   =========       ==========       ==========
  Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized):
   Class A Shares .............................        5,408            4,000            7,169
   Class B Shares .............................        3,211            1,677            1,765
   Class C shares .............................           --               47               15
   Class I Shares .............................       12,467            8,210               --
  Net Asset Value:
   Class A Shares (and redemption
   price) .....................................    $   22.04       $    16.84       $    16.65
   Class B Shares* ............................    $   21.43       $    16.73       $    16.35
   Class C shares* ............................    $      --       $    16.67       $    16.33
   Class I Shares .............................    $   22.30       $    16.91       $       --
  Class A Maximum Public Offering
    Price Per Share (net asset value /94.25% of
    net asset value per share) ................... $   23.38       $    17.87       $    17.67
                                                   =========       ==========       ==========
  Cost of Investments .........................    $ 393,428       $  184,102       $  129,826
                                                   =========       ==========       ==========

--------------
*Redemption may be subject to contingent deferred sales charge.

                       See notes to financial statements.

                                                                               |
                                                                            43 |
                                                                               |

Chase Vista Funds
Statement of Operations For the six months ended April 30, 1999 (unaudited) (Amounts in Thousands)
--------------------------------------------------------------------------------

                                              Small Cap     Large Cap
                                               Equity        Equity        Balanced
                                                Fund          Fund           Fund
                                             ----------   -----------      --------
INVESTMENT INCOME:
  Dividend ...............................    $ 1,336       $ 1,167         $   453
  Interest ...............................        757           476           1,784
  Foreign taxes withheld .................         --           (8)              (3)
                                              -------       -------        --------
   Total investment income ...............      2,093         1,635           2,234
                                              -------       -------        --------
EXPENSES: (Note 2)
  Investment advisory fees ...............      1,574           402             331
  Administration fees ....................        363           151              99
  Shareholder servicing fees .............        459           252             165
  Distribution fees ......................        462           129             230
  Custodian fees .........................         59            50              51
  Printing and postage ...................         47            10              10
  Professional fees ......................         26            18              12
  Registration costs .....................         22            25               2
  Transfer agent fees ....................        232            70              99
  Trustees fees and expenses .............         12             5               3
  Other ..................................         15             2               1
                                              -------       -------        --------
    Total expenses .......................      3,271         1,114           1,003
Less amounts waived (Note 2E) ............        341           503              90
                                              -------       -------        --------
  Net expenses ...........................      2,930           611             913
                                              -------       -------        --------
  Net investment income (loss) ...........       (837)        1,024           1,321
                                              -------       -------        --------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
44
Net realized gain on investments .........     33,504        23,787          10,316
Change in net unrealized appreciation
 on investments ..........................      8,168         9,935           4,618
                                              -------       -------        --------
Net realized and unrealized gain (loss)
 on investments and futures
 transactions ............................     41,672        33,722          14,934
                                              -------       -------        --------
Net increase in net assets from
 operations ..............................    $40,835       $34,746         $16,255
                                              =======       =======        ========

                       See notes to financial statements.

   |
44 |
   |

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (unaudited) (Amounts in Thousands)
-------------------------------------------------------------------------------

                                                                            Small Cap                  Large Cap
                                                                           Equity Fund                Equity Fund
                                                                    ------------------------- -------------------------
                                                                     11/01/98     Year Ended    11/01/98     Year Ended
                                                                      Through     October 31,    Through     October 31,
                                                                     04/30/99        1998       04/30/99        1998
                                                                    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) .....................................  $    (837)   $   (2,112)   $   1,024     $   1,776
 Net realized gain (loss) on investments and futures
  transactions ....................................................     33,504         3,197       23,787        11,170
 Change in net unrealized appreciation/depreciation on
  investments and futures transactions ............................      8,168       (60,156)       9,935        10,838
                                                                     ---------    ----------    ---------     ---------
 Increase (decrease) in net assets from operations ................     40,835       (59,071)      34,746        23,784
                                                                     ---------    ----------    ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H):
 Net investment income ............................................         --            --       (1,037)       (1,753)
 Net realized gain on investment transactions .....................     (3,874)      (15,819)     (11,203)      (17,524)
                                                                     ---------    ----------    ---------     ---------
 Total dividends and distributions ................................     (3,874)      (15,819)     (12,240)      (19,277)
                                                                     ---------    ----------    ---------     ---------
 Increase (decrease) from capital share transactions (Note 5) .....    (38,013)      (39,486)      35,879        16,281
                                                                     ---------    ----------    ---------     ---------
  Total increase (decrease) in net assets .........................     (1,052)     (114,376)      58,385        20,788
NET ASSETS:
 Beginning of period ..............................................    467,085       581,461      176,621       155,833
                                                                     ---------    ----------    ---------     ---------
 End of period ....................................................  $ 466,033    $  467,085    $ 235,006     $ 176,621
                                                                     =========    ==========    =========     =========

                                                                           Balanced Fund
                                                                    --------------------------
                                                                       11/01/98    Year Ended
                                                                       Through     October 31,
                                                                       04/30/99       1998
                                                                    ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) .....................................   $   1,321    $   2,690
 Net realized gain (loss) on investments and futures
  transactions ....................................................      10,316        4,807
 Change in net unrealized appreciation/depreciation on
  investments and futures transactions ............................       4,618        2,406
                                                                      ---------    ---------
 Increase (decrease) in net assets from operations ................      16,255        9,903
                                                                      ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H):
 Net investment income ............................................      (1,295)      (2,787)
 Net realized gain on investment transactions .....................      (4,832)      (6,829)
                                                                      ---------    ---------
 Total dividends and distributions ................................      (6,127)      (9,616)
                                                                      ---------    ---------
 Increase (decrease) from capital share transactions (Note 5) .....      19,796        9,837
                                                                      ---------    ---------
  Total increase (decrease) in net assets .........................      29,924       10,124
NET ASSETS:
 Beginning of period ..............................................     118,536      108,412
                                                                      ---------    ---------
 End of period ....................................................   $ 148,460    $ 118,536
                                                                      =========    =========

                                                                               |
                                                                            45 |
                                                                               |

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Small Cap Equity Fund ("CVSCEF"), Large Cap Equity Fund ("CVLCEF") and Balanced Fund ("CVBAL"), collectively, the "Funds", are separate series of The Trust.
The Funds offer various classes of shares as follows:

Fund       Classes Offered
--------   -----------------------------------------
CVSCEF     Class A, Class B, Institutional
CVLCEF     Class A, Class B, Class C, Institutional
CVBAL      Class A, Class B, Class C

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan. No sales charges are assessed with respect to the Institutional Class ("Class I").

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

     A. Valuation of investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   |
46 |
   |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

     Use of short futures contracts subjects the Funds to unlimited risk of loss. Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the nominal value of the futures contracts.

     The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. As of Apirl 30, 1999, the Funds had no outstanding futures contracts.

     D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     E. Dollar rolls -- CVBAL enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. Income is recognized over the duration of the roll transaction.

     F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

     G. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     H. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

     I. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or the "Advisor") acts as the Investment

                                                                               |
                                                                            47 |
                                                                               |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for CVBAL, 0.65% for CVSCEF and 0.40% for CVLCEF of the average daily net assets. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E below.

     Chase Asset Management Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of CVLCEF; 0.25% of CVBAL; and 0.30% of CVSCEF's of average daily net assets.

     B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agents receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of each of the classes of the funds with the exception of the Class A Shares of the CVSCEF. The CVSCEF is charged a fee from non-affiliated shareholder servicing agents not to exceed 0.25% of the net assets of the Class. For the six months ended April 30, 1999, Chase's Shareholder Servicing charges amounted to (in thousands): CVSCEF: $436,
     CVLCEF: $252 and CVBAL: $165; before waivers.

     The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

     C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

     The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B for the Funds in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for the Institutional Classes. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for distribution services.

     D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets.

   |
48 |
   |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   The Administrator voluntarily waived a portion of their fees as outlined in
   Note 2.E. below.

   E. Waivers of fees -- For the six months ended April 30, 1999, the Investment Advisor, Shareholder Servicing Agent and Administrator voluntarily waived fees for each of the Funds as follows (in thousands):

   Fee                                   CVSCEF     CVLCEF     CVBAL
   ---                                   ------     ------     -----
   Investment Advisory ...........          --       $402        --
   Shareholder Servicing .........        $341         --       $90
   Administration ................          --        101        --
                                          ----       ----       ---
    Total ........................        $341       $503       $90
                                          ----       ----       ---

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the six months ended April 30, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                          CVSCEF       CVLCEF        CVBAL
                                         --------      -------      -------
Purchases (excluding
 U.S. Government) ....................   $212,461      $88,543      $44,758
Sales (excluding
 U.S. Government) ....................    243,516       73,705       40,322
Purchases of U.S.Government ..........         --           --       36,938
Sales of U.S. Government .............         --           --       16,402

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1999 are as follows (in thousands):

                                           CVSCEF        CVLCEF        CVBAL
                                          --------      --------      --------
Aggregate cost ........................   $393,428      $181,102      $129,826
                                          --------      --------      --------
Gross unrealized appreciation .........   $98,093       $53,690       $23,692
Gross unrealized depreciation .........   (22,690)       (4,335)       (2,894)
                                          --------      --------      --------
Net unrealized appreciation ...........   $75,403       $49,355       $20,798
                                          ========      ========      ========

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows (in thousands):

                                                       Small Cap Equity Fund
                                      -----------------------------------------------------
                                           11/01/98 Through          Year Ended October 31,
                                               04/30/99                       1998
                                      ------------------------   --------------------------
                                       Amount         Shares        Amount         Shares
                                      ----------   -----------   ------------   -----------
           Class A
Shares sold .......................    $ 31,598       1,453        $ 74,349         3,262
Shares issued in reinvestment
 of distributions .................         942          43           3,929           179
Shares redeemed ...................     (56,940)     (2,623)        (98,194)       (4,288)
                                       --------      ------        --------        ------
Net increase (decrease) in
 Trust shares outstanding .........    $(24,400)     (1,127)       $(19,916)         (847)
                                       ========      ======        ========        ======

                                                                               |
                                                                            49 |
                                                                               |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                      Small Cap Equity Fund
                                      --------------------------------------------------
                                         11/01/98 Through        Year Ended October 31,
                                             04/30/99                     1998
                                      -----------------------   ------------------------
                                         Amount       Shares       Amount        Shares
                                      ------------   --------   ------------   ---------
           Class B
Shares sold .......................     $  1,612         76       $ 8,220          358
Shares issued in reinvestment
 of distributions .................          615         29         2,573          119
Shares redeemed ...................      (18,654)      (895)      (17,768)        (804)
                                        --------       ----       -------         ----
Net increase (decrease) in
 Trust shares outstanding .........     $(16,427)      (790)      $(6,975)        (327)
                                        ========       ====       =======         ====

                                                      Small Cap Equity Fund
                                      ---------------------------------------------------
                                         11/01/98 Through        Year Ended October 31,
                                             04/30/99                     1998
                                      ----------------------   --------------------------
                                         Amount      Shares       Amount         Shares
                                      -----------   --------   ------------   -----------
      Institutional Class
Shares sold .......................      $6,816        310       $ 19,274           839
Shares issued in reinvestment
 of distributions .................       2,108         96          8,325           377
Shares redeemed ...................      (6,110)      (280)       (40,195)       (1,827)
                                         ------       ----       --------        ------
Net increase (decrease) in
 Trust shares outstanding .........      $2,814        126       $(12,596)         (611)
                                         ======       ====       ========        ======

                                                      Large Cap Equity Fund
                                      --------------------------------------------------
                                        11/01/98 Through        Year Ended October 31,
                                            04/30/99                     1998
                                      ---------------------   --------------------------
                                        Amount      Shares       Amount         Shares
                                      ----------   --------   ------------   -----------
           Class A
Shares sold .......................    $15,429        960       $20,775          1,394
Shares issued in reinvestment
 of distributions .................      2,921        190         4,362            321
Shares redeemed ...................     (7,061)      (444)      (19,732)        (1,354)
                                       -------       ----       -------         ------
Net increase (decrease) in
 Trust shares outstanding .........    $11,289        706       $ 5,405            361
                                       =======       ====       =======         ======

                                                   Large Cap Equity Fund
                                      -----------------------------------------------
                                        11/01/98 Through      Year Ended October 31,
                                            04/30/99                   1998
                                      ---------------------   -----------------------
                                        Amount      Shares       Amount       Shares
                                      ----------   --------   -----------   ---------
           Class B
Shares sold .......................    $17,624       1,098       $5,130         351
Shares issued in reinvestment
 of distributions .................        624          41          574          43
Shares redeemed ...................     (1,648)       (103)      (1,669)       (114)
                                       -------       -----       ------        ----
Net increase (decrease) in
 Trust shares outstanding .........    $16,600       1,036       $4,035         280
                                       =======       =====       ======        ====

   |
50 |
   |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                       Large Cap Equity
                                             Fund
                                      ------------------
                                      11/12/98* Through
                                           04/30/99
                                      ------------------
                                       Amount     Shares
                                      --------   -------
           Class C
Shares sold .......................     $919        57
Shares issued in reinvestment
 of distributions .................        2        --
Shares redeemed ...................     (170)      (10)
                                        ----       ---
Net increase (decrease) in
 Trust shares outstanding .........     $751        47
                                        ====       ===

                                                      Large Cap Equity Fund
                                      --------------------------------------------------
                                        11/01/98 Through        Year Ended October 31,
                                            04/30/99                     1998
                                      ---------------------   --------------------------
                                        Amount      Shares       Amount         Shares
                                      ----------   --------   ------------   -----------
      Institutional Class
Shares sold .......................    $11,353        713       $25,939          1,760
Shares issued in reinvestment
 of distributions .................     4,231         274         6,524            476
Shares redeemed ...................    (8,345)       (520)      (25,622)        (1,697)
                                       -------       ----       -------         ------

Net increase (decrease) in
 Trust shares outstanding .........    $7,239         467       $ 6,841            539
                                       =======       ====       =======         ======

                                                             Balanced Fund
                                      ----------------------------------------------------
                                         11/01/98 Through         Year Ended October 31,
                                             04/30/99                      1998
                                      -----------------------   --------------------------
                                         Amount       Shares       Amount         Shares
                                      ------------   --------   ------------   -----------
           Class A
Shares sold .......................     $25,032       1,563       $28,041         1,822
Shares issued in reinvestment
 of distributions .................       4,857         308         8,007           538
Shares redeemed ...................     (13,867)       (863)      (34,209)       (2,230)
                                        -------       -----       -------        ------
Net increase (decrease) in
 Trust shares outstanding .........     $16,022       1,008       $ 1,839           130
                                        =======       =====       =======        ======

                                                       Balanced Fund
                                      ------------------------------------------------
                                         11/01/98 Through      Year Ended October 31,
                                             04/30/99                   1998
                                      ----------------------   -----------------------
                                         Amount      Shares       Amount       Shares
                                      -----------   --------   -----------   ---------
           Class B
Shares sold .......................      $5,145        326        $9,998         648
Shares issued in reinvestment
 of distributions .................       1,007         65         1,253          86
Shares redeemed ...................      (2,628)      (166)       (3,252)       (211)
                                         ------       ----        ------        ----
Net increase (decrease) in
 Trust shares outstanding .........      $3,524        225        $7,999         523
                                         ======       ====        ======        ====

                                                                               |
                                                                            51 |
                                                                               |

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                               Balanced Fund
                                                              -----------------
                                                              11/23/98* Through
                                                                  04/30/99
                                                              ----------------
                                                               Amount   Shares
                                                              -------- -------
                        Class C
Shares sold .................................................   $250      15
Shares issued in reinvestment of distributions ..............     --      --
Shares redeemed .............................................     --      --
                                                                ----      --
Net increase (decrease) in Trust shares outstanding .........   $250      15
                                                                ====      ==

*Commencement of offering class of shares.

6. Retirement Plan -- The funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1999, included in Trustees fees and expenses in the Statement of Operations, and accrued pension liability included in Other Accrued liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                       Accrued
                                                          Pension      Pension
                                                          Expenses     Liability
                                                         ----------   ----------
VSCEF ...................................................    $5          $31
VLCEF ...................................................     2           10
VBAL ....................................................     1            7

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borr owings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at April 30, 1999, nor at anytime during the year.

   |
52 |
   |

Chase Vista Funds
Financial Highlights (unaudited)

--------------------------------------------------------------------------------

                                                                       Small Cap Equity Fund
                                                   --------------------------------------------------------------
                                                                              Class A
                                                   --------------------------------------------------------------
                                                      11/1/98                Year Ended                12/20/94*
                                                      Through   -------------------------------------   Through
                                                     04/30/99      10/31/98     10/31/97    10/31/96    10/31/95
                                                   ------------ ------------- ------------ ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $20.40       $ 23.57       $19.19      $15.07      $10.00
                                                      ------       -------       ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ..........................     (0.10)        (0.11)       (0.05)       0.01        0.06
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ................      1.91         (2.42)        4.72        4.32        5.06
                                                      ------       -------       ------      ------      ------
  Total from Investment Operations ...............      1.81         (2.53)        4.67        4.33        5.12
                                                      ------       -------       ------      ------      ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ........................................        --            --           --        0.03        0.04
  Distributions from Capital Gains ...............      0.17          0.64         0.29        0.18        0.01
                                                      ------       -------       ------      ------      ------
  Total Dividends and Distributions ..............      0.17          0.64         0.29        0.21        0.05
                                                      ------       -------       ------      ------      ------
Net Asset Value, End of Period ...................    $22.04       $ 20.40       $23.57      $19.19      $15.07
                                                      ======       =======       ======      ======      ======
Total Return (1)                                        8.89%       (10.93%)      24.61%      29.06%      51.25%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........    $  119       $   133       $  174     $   145      $   44
Ratios to Average Net Assets:#
 Expenses ........................................      1.36%         1.38%        1.45%       1.50%       1.51%
 Net Investment Income ...........................     (0.50)%       (0.43%)      (0.23%)      0.03%       0.52%
 Expenses Without Waivers and
  Assumption of Expenses .........................      1.36%         1.38%        1.45%       1.52%       2.67%
 Net Investment Income Without
  Waivers and Assumptions of Expenses                  (0.50)%       (0.43%)      (0.23%)      0.01%      (0.64%)
Portfolio Turnover Rate ..........................        45%           74%          55%         78%         75%


                                                                                Small Cap Equity Fund
                                                   -------------------------------------------------------------------------------
                                                                                Class B                                Class I
                                                   ----------------------------------------------------------------- ------------
                                                      11/1/98                 Year Ended                 03/28/95**     11/1/98
                                                      Through   ---------------------------------------    Through      Through
                                                     04/30/99      10/31/98     10/31/97     10/31/96     10/31/95     04/30/99
                                                   ------------ ------------- ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $19.91       $ 23.19       $19.00       $15.01       $11.39       $20.59
                                                      ------       -------       ------       ------       -------      ------
 Income from Investment Operations:
  Net Investment Income ..........................     (0.29)        (0.31)       (0.27)       (0.08)       (0.02)          --
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ................      1.98         (2.33)        4.75         4.25         3.67         1.88
                                                      ------       -------       ------       ------       ------       ------
  Total from Investment Operations ...............      1.69         (2.64)        4.48         4.17         3.65         1.88
                                                      ------       -------       ------       ------       ------       ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ........................................        --            --           --           --         0.03           --
  Distributions from Capital Gains ...............      0.17          0.64         0.29         0.18           --         0.17
                                                      ------       -------       ------       ------       ------       ------
  Total Dividends and Distributions ..............      0.17          0.64         0.29         0.18         0.03         0.17
                                                      ------       -------       ------       -------       ------      -------
Net Asset Value, End of Period ...................    $21.43       $ 19.91       $23.19       $19.00       $15.01       $22.30
                                                      ======       =======       ======       ======       ======       =======
Total Return (1)                                        8.50%       (11.60%)      23.84%       28.04%       32.09%        9.15%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........    $   69       $    80       $  100       $   73       $   22       $  278
Ratios to Average Net Assets:#
 Expenses ........................................      2.08%         2.10%        2.16%        2.22%        2.24%        0.88%
 Net Investment Income ...........................     (1.22)%       (1.15%)      (0.94%)      (0.68%)      (0.25%)      (0.02)%
 Expenses Without Waivers and
  Assumption of Expenses .........................      2.08%         2.10%        2.16%        2.25%        3.23%        1.12%
 Net Investment Income Without
  Waivers and Assumptions of Expenses                  (1.22)%       (1.15%)      (0.94%)      (0.71)%      (1.24%)      (0.26)%
Portfolio Turnover Rate ..........................        45%           74%          55%          78%          75%          45%


                                                          Small Cap Equity Fund
                                                   ------------------------------------
                                                                 Class I
                                                   ------------------------------------
                                                          Year Ended         05/07/96**
                                                   ------------------------   Through
                                                      10/31/98    10/31/97    10/31/96
                                                   ------------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $ 23.71      $19.22      $18.44
                                                      -------      ------      ------
 Income from Investment Operations:
  Net Investment Income ..........................      (0.02)       0.03        0.02
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ................      (2.46)       4.75        0.76
                                                      -------      ------      ------
  Total from Investment Operations ...............      (2.48)       4.78        0.78
                                                      -------      ------      ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ........................................         --          --          --
  Distributions from Capital Gains ...............       0.64        0.29          --
                                                      -------      -------     ------
  Total Dividends and Distributions ..............       0.64        0.29          --
                                                      -------      -------     ------
Net Asset Value, End of Period ...................    $ 20.59      $23.71      $19.22
                                                      =======      =======     ======
Total Return (1)                                       (10.64%)     25.15%       4.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........    $   254      $  307      $   52
Ratios to Average Net Assets:#
 Expenses ........................................       1.04%       1.10%       1.10%
 Net Investment Income ...........................      (0.09%)      0.13%       0.27%
 Expenses Without Waivers and
  Assumption of Expenses .........................       1.13%       1.14%       1.27%
 Net Investment Income Without
  Waivers and Assumptions of Expenses                   (0.18%)      0.09%       0.10%
Portfolio Turnover Rate ..........................         74%         55%         78%

-------
  * Commencement of operations.
 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end sales load. # Short periods have been annualized.

                         See notes to financial statements.

                                                                               |
                                                                            53 |
                                                                               |

Chase Vista Funds
Financial Highlights (unaudited) (continued)

--------------------------------------------------------------------------------

                                                             Large Cap Equity Fund (2)
                                              --------------------------------------------------------
                                                                Class A                     Class B
                                              ------------------------------------------- ------------

                                                11/1/98       Year Ended       5/8/96**     11/1/98
                                                Through  --------------------- Through     Through
                                               04/30/99   10/31/98   10/31/97  10/31/96    04/30/99
                                              ---------- ---------- ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $15.09     $14.83     $13.25    $12.06      $15.02
                                                ------     ------     ------    ------      ------
 Income from Investment Operations:
  Net Investment Income .....................     0.07       0.12       0.11      0.05        0.04
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........     2.70       1.92       3.45      1.21        2.66
                                                ------     ------     ------    ------      ------
  Total from Investment Operations ..........     2.77       2.04       3.56      1.26        2.70
                                                ------     ------     ------    ------      ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ...................................     0.07       0.12       0.09      0.07        0.04
  Distributions from Capital Gains ..........     0.95       1.66       1.89         --       0.95
                                                ------     ------     ------    -------     ------
  Total Dividends and Distributions .........     1.02       1.78       1.98      0.07        0.99
                                                ------     ------     ------    -------     ------
Net Asset Value, End of Period ..............   $16.84     $15.09     $14.83    $13.25      $16.73
                                                ======     ======     ======    =======     ======
Total Return (1) ............................    19.01%     15.15%     30.69%    10.84%      18.66%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)        $   67     $   50     $   44    $    8      $   28
Ratios to Average Net Assets:#
 Expenses ...................................     0.79%      0.85%      1.13%     1.38%       1.29%
 Net Investment Income ......................     0.82%      0.81%      0.61%     0.84%       0.29%
 Expenses Without Waivers and
  Assumption of Expenses ....................     1.29%      1.35%      1.63%     1.87%       1.79%
 Net Investment Income Without
  Waivers and Assumptions of Expenses             0.32%      0.31%      0.11%     0.35%      (0.21%)
Portfolio Turnover Rate .....................       40%        72%        72%       89%         40%


                                                           Large Cap Equity Fund (2)
                                              ----------------------------------------------------
                                                             Class B                    Class C
                                              -------------------------------------- ------------
                                                      Year Ended          5/7/96**    11/12/98**
                                              -------------------------    Through      Through
                                                10/31/98     10/31/97     10/31/96     04/30/99
                                              ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........    $14.76       $13.22       $12.06       $15.21
                                                 ------       ------       ------       ------
 Income from Investment Operations:
  Net Investment Income .....................      0.05         0.07         0.05         0.04
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........      1.92         3.42         1.19         2.43
                                                 ------       ------       ------       ------
  Total from Investment Operations ..........      1.97         3.49         1.24         2.47
                                                 ------       ------       ------       ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ...................................      0.05         0.06         0.08         0.06
  Distributions from Capital Gains ..........      1.66         1.89           --         0.95
                                                 ------       ------       ------       ------
  Total Dividends and Distributions .........      1.71         1.95         0.08         1.01
                                                 ------       ------       ------       ------
Net Asset Value, End of Period ..............    $15.02       $14.76       $13.22       $16.67
                                                 ======       ======       ======       ======
Total Return (1) ............................     14.71%       30.15%        6.66%       16.84%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)         $   10       $    5       $    1       $    1
Ratios to Average Net Assets:#
 Expenses ...................................      1.35%        1.59%        1.88%        1.32%
 Net Investment Income ......................      0.31%        0.15%        0.14%        0.19%
 Expenses Without Waivers and
  Assumption of Expenses ....................      1.85%        2.09%        2.38%        1.82%
 Net Investment Income Without
  Waivers and Assumptions of Expenses             (0.19%)     (0.35%)      (0.36%)      (0.31)%
Portfolio Turnover Rate .....................        72%         72%          89%           40%


                                                                  Large Cap Equity Fund (2)
                                              ------------------------------------------------------------------
                                                                           Class I
                                              ------------------------------------------------------------------
                                                11/1/98                         Year Ended
                                                Through  --------------------------------------------------------
                                               04/30/99   10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                              ---------- ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $15.15     $14.85     $13.27     $12.24     $13.16      $13.65
                                                ------     ------     ------     ------     ------      ------
 Income from Investment Operations:
  Net Investment Income .....................     0.09       0.18       0.18       0.23       0.28        0.30
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........     2.71       1.95       3.47       2.59       1.74        0.26
                                                ------     ------     ------     ------     ------      ------
  Total from Investment Operations ..........     2.80       2.13       3.65       2.82       2.02        0.56
                                                ------     -------    ------     ------     ------      ------
Distributions to Shareholders from:
  Dividends from Net Investment
   Income ...................................     0.09       0.17       0.18       0.22       0.28        0.29
  Distributions from Capital Gains ..........     0.95       1.66       1.89       1.57       2.66        0.76
                                                ------     -------    ------     ------     ------      ------
  Total Dividends and Distributions .........     1.04       1.83       2.07       1.79       2.94        1.05
                                                ------     -------    ------     ------     ------      ------
Net Asset Value, End of Period ..............   $16.91     $15.15     $14.85     $13.27     $12.24      $13.16
                                                ======     =======    ======     ======     ======      ======
Total Return (1) ............................    19.19%     15.82%     31.50%     25.65%     20.41%       4.37%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)        $  139     $  117     $  107     $   99     $   55      $   68
Ratios to Average Net Assets:#
 Expenses ...................................     0.44%      0.47%      0.50%      0.40%      0.31%       0.31%
 Net Investment Income ......................     1.17%      1.19%      1.32%      1.86%      2.41%       2.30%
 Expenses Without Waivers and
  Assumption of Expenses ....................     0.94%      0.97%      1.00%      0.96%      0.90%       0.95%
 Net Investment Income Without
  Waivers and Assumptions of Expenses             0.67%      0.69%      0.82%      1.30%      1.82%       1.66%
Portfolio Turnover Rate .....................       40%        72%        72%        89%        45%         53%

-------
 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end sales load.
(2) Formerly known as the Vista Equity Fund.
  # Short periods have been annualized.

                         See notes to financial statements.

   |
54 |
   |

Chase Vista Funds
Financial Highlights (unaudited) (continued)

--------------------------------------------------------------------------------

                                                                         Balanced Fund
                                               -----------------------------------------------------------------
                                                                            Class A
                                               -----------------------------------------------------------------
                                                 11/1/98                        Year Ended
                                                 Through  ------------------------------------------------------
                                                04/30/99   10/31/98   10/31/97   10/31/96   10/31/95   10/31/94
                                               ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $15.44     $15.41     $13.83     $12.45     $11.09     $11.38
                                                 ------     ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ......................     0.16       0.38       0.39       0.35       0.38       0.36
  Net Gains or Losses in Securities
   (both realized and unrealized) ............     1.83       1.02       2.39       1.69       1.52      ( 0.19)
                                                 ------     ------     ------     ------     ------     -------
  Total from Investment Operations ...........     1.99       1.40       2.78       2.04       1.90       0.17
                                                 ------     ------     ------     ------     ------     -------
Distributions to Shareholders from:
  Dividends from Net Investment Income             0.16       0.39       0.39       0.34       0.41       0.36
  Distributions from Capital Gains ...........     0.62       0.98       0.81       0.32       0.13       0.10
                                                 ------     ------     ------     ------     ------     -------
  Total Dividends and Distributions ..........     0.78       1.37       1.20       0.66       0.54       0.46
                                                 ------     ------     ------     ------     ------     -------
Net Asset Value, End of Period ...............   $16.65     $15.44     $15.41     $13.83     $12.45     $11.09
                                                 ======     ======     ======     ======     ======     =======
Total Return (1) .............................    13.20%      9.60%     21.48%     16.89%     17.70%      1.56%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $  119     $   95     $   93     $   55     $   34     $   22
Ratios to Average Net Assets:#
 Expenses ....................................     1.24%      1.25%      1.25%      1.25%      1.06%      0.58%
 Net Investment Income .......................     2.12%      2.51%      2.91%      2.97%      3.48%      3.21%
 Expenses Without Waivers and
  Assumption of Expenses .....................     1.41%      1.44%      1.52%      1.78%      2.20%      2.20%
 Net Investment Income Without
  Waivers and Assumptions of Expenses ........     1.95%      2.32%      2.64%      2.44%      2.34%      1.59%
Portfolio Turnover Rate ......................       50%        94%       136%       149%        68%        77%


                                                                                Balanced Fund
                                               ------------------------------------------------------------------------------
                                                                            Class B                                 Class C
                                               ------------------------------------------------------------------ -----------
                                                 11/1/98                   Year Ended                  11/4/93**   11/23/98**
                                                 Through  -------------------------------------------   Through     Through
                                                04/30/99   10/31/98   10/31/97   10/31/96   10/31/95    10/31/94    04/30/99
                                               ---------- ---------- ---------- ---------- ---------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $15.19     $15.21     $13.70     $12.36     $11.03      $11.22      $15.59
                                                 ------     ------     ------     ------     ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ......................     0.12       0.28       0.32       0.28       0.31        0.35        0.10
  Net Gains or Losses in Securities
   (both realized and unrealized) ............     1.77       1.00       2.33       1.66       1.50       (0.12)      1.38
                                                 ------     ------     ------     ------     ------      ------      ------
  Total from Investment Operations ...........     1.89       1.28       2.65       1.94       1.81        0.23        1.48
                                                 ------     ------     ------     ------     ------      ------      ------
Distributions to Shareholders from:
  Dividends from Net Investment Income             0.11       0.32       0.32       0.28       0.13        0.32        0.12
  Distributions from Capital Gains ...........     0.62       0.98       0.81       0.32       0.35        0.10        0.62
                                                 ------     ------     ------     ------     ------      ------      ------
  Total Dividends and Distributions ..........     0.73       1.30       1.14       0.60       0.48        0.42        0.74
                                                 ------     ------     ------     ------     ------      ------      ------
Net Asset Value, End of Period ...............   $16.35     $15.19     $15.21     $13.70     $12.36      $11.03      $16.33
                                                 ======     ======     ======     ======     ======      ======      ======
Total Return (1) .............................    12.76%      8.89%     20.55%     16.10%     16.93%       2.17%       9.80%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $   29     $   23     $   15     $   10     $    6      $    4      $    1
Ratios to Average Net Assets:#
 Expenses ....................................     1.91%      1.93%      2.04%      2.00%      1.82%       1.50%       1.91%
 Net Investment Income .......................     1.45%      1.81%      2.26%      2.21%      2.68%       2.46%       1.48%
 Expenses Without Waivers and
  Assumption of Expenses .....................     1.91%      1.93%      2.06%      2.29%      2.72%       2.69%       1.91%
 Net Investment Income Without
  Waivers and Assumptions of Expenses ........     1.45%      1.81%      2.24%      1.92%      1.78%       1.27%       1.48%
Portfolio Turnover Rate ......................       50%        94%       136%       149%        68%         77%         50%

-------
 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end sales load. # Short periods have been annualized.

                         See notes to financial statements.

                                                                               |
                                                                            55 |
                                                                               |

CHASE VISTA EQUITY FUNDS SEMI-ANNUAL REPORT

Investment Adviser, Administrator,
Shareholder and Fund Servicing
Agent and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista


Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(C) The Chase Manhattan Corporation, 1999, 2000.  All Rights Reserved.
                                                                       June 1999

[CHASE VISTA LOGO]

CHASE VISTA FUNDS(SM)

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039